Document and Entity Information	Nov. 03, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001590976
Current Fiscal Year End Date	--06-30
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	MALIBU BOATS, INC.
Entity File Number	001-36290
Entity Incorporation State Country Code	DE
Entity Address, Address Line One	5075 Kimberly Way
Entity Address, City or Town	Loudon
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37774
Entity Tax Identification Number	46-4024640
City Area Code	(865)
Local Phone Number	458-5478
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.01
Trading Symbol	MBUU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false